Warrants and derivatives liabilities (Details Narrative) ₩ / shares in Units, ₩ in Thousands	12 Months Ended
	Dec. 31, 2025 ₩ / shares shares	Dec. 03, 2025 KRW (₩)	Jul. 11, 2025 USD ($)	Sep. 22, 2022 ₩ / shares
IfrsStatementLineItems [Line Items]
Warrants description	In addition, 150,000 warrants were issued in connection with the settlement of $1,500,000 through the issuance of 150,000 units, resulting in a total of 9,848,225 warrants outstanding.
Loeb Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount | ₩		₩ 1,000
Maturity date		Feb. 13, 2026
Interest rate		18.00%
Anson Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount | $			$ 15,789,474
Maturity date			Jul. 12, 2027
Interest rate			0.00%
I P O Warrant And Rights Private Placement Warrant And Rights [Member]
IfrsStatementLineItems [Line Items]
Exercise price | ₩ / shares				₩ 11.50
Public Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	9,200,000
Private Placement Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	498,225
S P A Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price | ₩ / shares	₩ 3.6616
Warrants outstanding	4,312,180
Galaxy Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price | ₩ / shares	₩ 2.75
Warrants outstanding	200,000